Share-Based Compensation (Details 3) (USD $)	1 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Apr. 20, 2012	Nov. 30, 2013	Aug. 21, 2014	Mar. 18, 2014	Aug. 31, 2014
Additional disclosure
Additional paid-in capital		$ 991,645,842		$ 859,467,949
Group of five employees
Additional disclosure
Weighted-average period over which cost is expected to be recognized	2 years
Additional paid-in capital	4,276,810
Recognition period of stock based compensation expense	2 years
Beijing Leju Advertisement and Yisheng Shanghai
Additional disclosure
Total unrecognized compensation expense		3,742,209
Compensation expense		534,601
Beijing Leju Advertisement and Yisheng Shanghai | Group of five employees
Additional disclosure
Number of years should serve by five employee individual shareholders after acquisition	2 years
E-House Plan
Summary of restricted share activity
Award vesting period			3 years
E-House Plan | Restricted Shares:
Summary of restricted share activity
Award vesting period		3 years
Unvested at the beginning of the period (in shares)		2,151,684
Granted (in shares)		1,439,000		1,303,000	1,273,000
Vested (in shares)		(860,301)
Forfeited (in shares)		(33,334)
Unvested at the end of the period (in shares)		2,697,049		2,151,684
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)		$ 7.77
Granted (in dollars per share)		$ 8.72
Vested (in dollars per share)		$ 7.08
Forfeited (in dollars per share)		$ 7.78
Unvested at the end of the period (in dollars per share)		$ 8.50		$ 7.77
Additional disclosure
Total fair value of restricted shares vested		6,094,602		5,612,379	9,127,103
Total unrecognized compensation expense		20,310,709
Weighted-average period over which cost is expected to be recognized		2 years 5 months 5 days
Compensation expense		6,174,583		5,668,460	9,348,941
E-House Plan | E-House Replacement Restricted Shares
Summary of restricted share activity
Granted (in shares)						77,875
CRIC Plan | Restricted Shares:
Additional disclosure
Total fair value of restricted shares vested					130,000
Compensation expense					54,688
Leju Plan
Summary of restricted share activity
Award vesting period							3 years
Leju Plan | Restricted Shares:
Summary of restricted share activity
Award vesting period								8 months	3 years
Unvested at the beginning of the period (in shares)		600,000
Granted (in shares)		1,095,400						229,400	866,000
Converted from option (in shares)		60,000
Vested (in shares)		(220,000)
Forfeited (in shares)		(8,800)
Unvested at the end of the period (in shares)		1,526,600		600,000
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)		$ 2.21
Granted (in dollars per share)		$ 12.37
Converted from option (in dollars per share)		$ 2.21
Vested (in dollars per share)		$ 2.21
Forfeited (in dollars per share)		$ 16.25
Unvested at the end of the period (in dollars per share)		$ 9.42		$ 2.21
Additional disclosure
Total fair value of restricted shares vested		486,200		0	0
Total unrecognized compensation expense		9,699,247
Weighted-average period over which cost is expected to be recognized		1 year 10 months 17 days
Compensation expense		$ 4,923,226		$ 34,758
Scepter Plan
Summary of restricted share activity
Award vesting period										3 years